Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
(in thousands) December 31,
	2014	2013
Land and improvements	$576,511	$555,309
Buildings and improvements	1,018,342	941,379
Machinery and equipment	10,080,640	9,159,151
Proved oil and gas properties	584,466	487,033
Construction in process and equipment deposits	193,594	400,373

	12,453,553	11,543,245
Less accumulated depreciation	(7,165,914)	(6,626,221)

	$5,287,639	$4,917,024